T. ROWE PRICE Institutional Emerging Markets Equity Fund
July 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.5%
Common Stocks 2.5%
Arcos Dorados Holdings, Class A
(USD)  263,094 2,541
Globant (USD) (1) 16,602 3,233
MercadoLibre (USD) (1) 5,241 8,747
Total Argentina (Cost $11,314) 14,521
BRAZIL 7.3%
Common Stocks 7.3%
B3  2,440,304 4,668
Hypera  494,192 2,508
Itau Unibanco Holding, ADR (USD)  1,084,759 6,530
Klabin  767,460 2,982
Localiza Rent a Car  739,536 5,722
Localiza Rent a Car, Rights,
8/7/2024 (1) 11,778 23
Petroleo Brasileiro, ADR (USD)  317,710 4,534
Raia Drogasil  1,317,651 6,469
Vale, ADR (USD)  390,399 4,236
WEG  491,060 4,389
42,061
Preferred Stocks 0.0%
Klabin  3 —
—
Total Brazil (Cost $42,209) 42,061
CHINA 19.7%
Common Stocks 16.0%
Alibaba Group Holding, ADR (USD)  94,977 7,489
Jiumaojiu International Holdings
(HKD)  1,266,000 470
KE Holdings, ADR (USD)  365,671 5,064
Meituan, Class B (HKD) (1) 501,900 6,950
NetEase, ADR (USD)  64,848 5,973
New Oriental Education &
Technology Group, ADR (USD) (1) 67,290 4,227
Nongfu Spring, Class H (HKD)  539,200 2,095
PDD Holdings, ADR (USD) (1) 75,181 9,690
Tencent Holdings (HKD)  595,400 27,475
Yum China Holdings (USD)  461,734 13,963
Zhongsheng Group Holdings (HKD)  1,567,500 2,446
ZTO Express Cayman, ADR (USD)  330,871 6,270
92,112
Common Stocks - China A
Shares 3.7%
CRCC, A Shares (CNH)  3,562,500 3,765
Eastroc Beverage Group, A Shares
(CNH)  60,900 1,967
Fuyao Glass Industry Group, A
Shares (CNH)  711,000 4,434
Shares $ Value
(Cost and value in $000s)
Hangcha Group, A Shares (CNH)  912,420 2,108
Shenzhen Mindray Bio-Medical
Electronics, A Shares (CNH)  108,200 3,855
Yifeng Pharmacy Chain, A Shares
(CNH)  1,794,399 5,203
21,332
Total China (Cost $112,487) 113,444
HONG KONG 1.3%
Common Stocks 1.3%
Budweiser Brewing APAC  1,924,400 2,337
Jardine Matheson Holdings (USD)  137,300 4,837
Total Hong Kong (Cost $10,163) 7,174
HUNGARY 1.0%
Common Stocks 1.0%
OTP Bank  107,847 5,528
Total Hungary (Cost $3,846) 5,528
INDIA 16.5%
Common Stocks 16.5%
Asian Paints  134,904 4,979
Axis Bank  296,289 4,139
HDFC Asset Management  89,507 4,405
HDFC Life Insurance  850,088 7,278
Hindustan Unilever  127,433 4,123
ICICI Bank  685,109 9,986
Indraprastha Gas  1,440 9
Infosys  551,965 12,240
Jio Financial Services (1) 390,052 1,536
Kotak Mahindra Bank  607,865 13,169
Larsen & Toubro  103,706 4,736
Reliance Industries  465,607 16,786
Tata Consultancy Services  73,813 3,876
Tata Motors  216,944 3,005
Titan  82,044 3,397
Voltas  63,941 1,177
Total India (Cost $73,627) 94,841
INDONESIA 3.1%
Common Stocks 3.1%
Bank Central Asia  17,138,700 10,852
Bank Mandiri Persero  10,753,400 4,241
Sumber Alfaria Trijaya  14,806,100 2,587
Total Indonesia (Cost $11,326) 17,680
MEXICO 2.7%
Common Stocks 2.7%
Becle  1,346,577 2,226

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
Fomento Economico Mexicano, ADR
(USD)  15,607 1,721
Gruma, Class B  244,220 4,583
Wal-Mart de Mexico  2,069,244 6,886
Total Mexico (Cost $13,595) 15,416
NETHERLANDS 0.4%
Common Stocks 0.4%
Prosus  65,134 2,272
Total Netherlands (Cost $1,730) 2,272
PERU 0.5%
Common Stocks 0.5%
Credicorp (USD)  17,556 2,996
Total Peru (Cost $2,561) 2,996
PHILIPPINES 1.7%
Common Stocks 1.7%
Ayala  85,100 856
BDO Unibank  1,930,632 4,541
Jollibee Foods  879,410 3,471
SM Investments  72,840 1,135
Total Philippines (Cost $9,281) 10,003
PORTUGAL 0.8%
Common Stocks 0.8%
Jeronimo Martins  272,977 4,770
Total Portugal (Cost $5,605) 4,770
QATAR 1.0%
Common Stocks 1.0%
Qatar National Bank  1,304,306 5,470
Total Qatar (Cost $6,413) 5,470
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (2) 1,397,220 —
Total Russia (Cost $2,303) —
SAUDI ARABIA 4.0%
Common Stocks 4.0%
Al Rajhi Bank  380,982 8,687
Arabian Internet & Communications
Services  24,681 1,935
Saudi Awwal Bank  89,712 938
Saudi Basic Industries  194,956 4,094
Shares $ Value
(Cost and value in $000s)
Saudi National Bank  735,013 7,427
Total Saudi Arabia (Cost $22,895) 23,081
SOUTH AFRICA 2.1%
Common Stocks 2.1%
Bid  141,613 3,528
Capitec Bank Holdings  16,070 2,506
Clicks Group  236,067 4,595
Sanlam  310,516 1,391
Total South Africa (Cost $8,052) 12,020
SOUTH KOREA 9.3%
Common Stocks 9.3%
Hyundai Mobis  28,530 4,616
LG Chem  5,058 1,137
Samsung Electronics  638,567 39,376
SK Hynix  58,151 8,340
Total South Korea (Cost $20,385) 53,469
TAIWAN 19.6%
Common Stocks 19.6%
Accton Technology  182,000 2,853
Advantech  221,000 2,351
ASE Technology Holding  178,000 831
Chailease Holding  1,203,049 5,612
Delta Electronics  768,000 9,864
Hon Hai Precision Industry  1,344,000 8,245
MediaTek  241,000 9,178
Taiwan Semiconductor
Manufacturing  2,530,219 73,810
Total Taiwan (Cost $44,450) 112,744
THAILAND 1.6%
Common Stocks 1.6%
Bangkok Dusit Medical Services,
NVDR  3,961,700 2,921
Bumrungrad Hospital  431,600 2,981
SCB X  1,143,500 3,308
Total Thailand (Cost $8,904) 9,210
VIETNAM 0.8%
Common Stocks 0.8%
Bank for Foreign Trade of
Vietnam (1) 1,298,437 4,590
Total Vietnam (Cost $4,685) 4,590

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Government Reserve
Fund, 5.36% (3)(4) 24,502,966 24,503
Total Short-Term Investments
(Cost $24,503) 24,503
Total Investments in
Securities  100.2%
(Cost $440,334) $ 575,793
Other Assets Less Liabilities
(0.2)% (1,051)
Net Assets 100.0% $ 574,742
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.36% $ —# $ — $ 461+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government Reserve Fund, 5.36% $ 7  ¤  ¤ $ 24,503^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $461 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,503.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Equity Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Institutional Emerging Markets Equity Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E146-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 87,214 $ 464,076 $ — $ 551,290
Preferred Stocks — — — —
Short-Term Investments 24,503 — — 24,503
Total $ 111,717 $ 464,076 $ — $ 575,793